Share-based payments	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
11.1. First Special Fees Agreement
The First Special Fees Agreement was terminated in connection with the Business Combination in 2022. During the year ended December 31, 2024, the Group recognized share-based payment expenses of € nil (2023: € nil , 2022: €67,621 thousand) for this equity-settled arrangement, with a corresponding increase in accumulated deficit. As the share-based payment expenses reflect both compensation for external consulting services and key management remuneration, during the year ended December 31, 2024 the Group has recognized share-based payment expenses for an amount of € nil (2023:€ nil , 2022: €46,433 thousand) as legal, accounting and consulting fees, and share-based payment expenses for an amount of € nil (2023:€ nil , 2022: €21,188 thousand) has been recognized as employee benefits expenses, both within general and administrative expenses.
11.2. Second Special Fees Agreement
On February 25, 2022, the Allego Holdings' then immediate parent entity — Madeleine — entered into the Second Special Fees Agreement with the same external consulting firm as for the First Special Fees Agreement. The purpose of this Second Special Fees Agreement is to compensate the external consulting firm for their continuous strategic and operational advice, as well as support with regards to Allego’s fundraising efforts in the near future. The agreement ultimately expires on the earlier of June 30, 2025, and the date on which Madeleine would no longer hold any equity security in Allego. As consideration for the Second Special Fees Agreement, the external consulting firm is entitled to receive cash compensation based on the value of the Group in connection with any new injection of equity, whether in cash or in kind, in any entity of the Group subsequent to the Business Combination (each, an “Equity Injection”).
On March 10, 2022, the Second Special Fees Agreement was amended to modify the formula of the relevant percentage used in the determination of the fees payable (the “Relevant Percentage”) for equity injections subsequent to the first Equity Injection.
The Group accounted for the Second Special Fees Agreement as a share-based payment since the Group obtained services from the consulting firm in exchange for cash amounts based on the equity value of the Company. Madeleine, instead of the Group, had the obligation to settle the share-based payment arrangement with the consulting firm. The Second Special Fees Agreement was therefore classified as an equity-settled share-based payment arrangement. On April 20, 2022, the Second Special Fees Agreement was novated from Madeleine to Allego (the “Novation”), with all the other terms of the Second Special Fees Agreement remaining the same. As a result of the Novation, Allego had the obligation, instead of Madeleine, to settle the share-based payment arrangement with the consulting firm. The Second Special Fees Agreement’s classification therefore changed to a cash-settled share-based payment arrangement from the Novation date.
Certain directors and officers of the Company were entitled to compensation from the external consulting firm in the form of a fixed percentage of the total benefits that the external consulting firm would generate under the Second Special Fees Agreement, including any amendments. The share-based payment expenses for the Second Special Fees Agreement therefore reflected both compensation for external consulting services and key management remuneration.
Measurement of fair value as a cash-settled plan
Following the Novation, the Second Special Fees Agreement was classified as a cash-settled plan as opposed to an equity-settled plan. Therefore, in accordance with IFRS 2 Share-based Payment, the fair value of both the key management remuneration and the services provided by the consulting firm under a cash-settled share-based payment arrangement was measured by reference to the fair value of the share-based payment arrangement offered as consideration, as the Group obtained these services. The fair value of the liability was recognized over the service period.
In effect, IFRS 2 Share-based Payment provides that the cumulative amount recognized as the expense over the life of the Second Special Fees Agreement is the grant-date fair value plus or minus any subsequent changes in fair value after the change in classification. Therefore, the cumulative amount may be less than the original grant-date fair value.
Fair value of equity instruments granted
The fees payable under the Second Special Fees Agreement were dependent on the future value of the Allego Group following each future Equity Injection. Since there is no market price for the services, to measure the fair value of this instrument under IFRS 2 Share-based Payment, the future value of the Allego Group for the Equity Injection has been derived from a weighted average valuation model in which that value can be simulated based on various amounts and expected dates of Equity Injection events, and taking into account the likelihood of Equity Injections to happen, as well as the expected price per share upon Equity Injection.
The total fair value of the share-based payment arrangement as at December 31, 2024 is estimated at € nil (2023: €38,583 thousand). During the year ended December 31, 2024, the fair value of the share-based payment arrangement decreased to € nil as a result of securing the necessary financing through the convertible debt from Meridiam Europe IV A S.A.S, as part of the TFA. This transaction is out of scope for the Second Special Fees Agreement. The Group does not expect any Equity Injections through the remaining term of the arrangement. Therefore, the estimated fair value of the Second Special Fees Agreement as of December 31, 2024 was at € nil.
Therefore, the Group derecognized the full amount of share-based payment provision related to the Second Special Fees Agreement as of December 31, 2024 (December 31, 2023: €26,894 thousand), of which an amount of € nil (December 31, 2023: €16,677 thousand) is recognized as a current liability, and an amount of € nil (December 31, 2023: €10,217 thousand) is recognized as a non-current liability in the consolidated statement of financial position.
Share-based payment expenses
During the year ended December 31, 2024, the Group recognized reversal of share-based payment expenses with respect to the Second Special Fees Agreement of €27,481 thousand (2023: €10,088 thousand, 2022: €17,393 thousand). As share-based payment expenses for the Second Special Fees Agreement reflect both compensation for external consulting services and key management remuneration, the Group has recognized reversal of share-based payment expenses for an amount of €18,320 thousand (2023: €6,607 thousand , 2022: € €11,712 thousand ) as legal, accounting and consulting fees and reversal of share-based payment expenses for an amount of €9,161 thousand (2023: €3,480 thousand , 2022: € €5,681 thousand ) has been recognized as employee benefit expenses, both within general and administrative expenses. The reversal of these share-based payment expenses were recognized with a corresponding decrease of €0.6 million from equity for the year ended December 31, 2024.
11.3. Management Incentive Plan
The establishment of the company’s management incentive plan ("MIP") was approved by the board of directors on April 20, 2022. The MIP was designed to provide long-term incentives for key management employees to deliver long-term shareholder returns, and includes two types of granted options: the right to acquire a percentage of the Company's issued share capital immediately following the listing, subject to the expiry of a blocking period of 18 months (the “MIP Grant Options”), and the right to acquire a percentage of the Company's issued share capital immediately following the listing, subject to predefined performance conditions and the expiry of the blocking period (the “MIP Performance Options”). The granted options carried no dividend or voting rights. The options did not include any market conditions or non-vesting conditions that should have been included in the fair value at recognition.
Under the plan, the MIP Grant Options vested immediately, and the MIP Performance Options only vested if certain performance standards were met. Participation in the plan is at the board of directors’ discretion, and no individual has a contractual right to participate in the plan or to receive any guaranteed benefits.
The amount of MIP Performance Options that should vest depends on the group’s performance, including operational EBITDA, financing targets, compliance and reporting, engagement with investors, and the minimum service period of the employees. Once vested, the granted options remain exercisable for a period of ten years following the end of the blocking period, which ends on September 18, 2023, for the MIP Grant Options and ten years from the grant date (May 14, 2022) for the MIP Performance Options.
In April 2023, one non-market performance condition included in the original MIP agreement was modified, together with its respective service period, to be applied to the group's performance over financial year 2023 instead of 2022. For the MIP performance options the blocking period was extended to April 30, 2024. The exercise period is ten years following the end of the blocking period. The exercise period and blocking period end date remain unchanged for the other MIP Performance Options. These changes result in an increased number of awards being expected to vest but do not have an impact on the fair value of the options.
On December 29, 2023, all MIP Options were modified to expire on June 30, 2024. Furthermore, the MIP Performance Options based on the modified MIP agreement were further modified to vest immediately. These modifications occurred as part of an approach towards retention of employees. These modifications do not result in a change in the number of awards expected to vest, but results in an earlier vesting date and an accelerated expense recognition for the MIP Performance Options based on the modified MIP agreement. As a result, these modifications do not have an impact on the fair value of the options.
The exercise price of the granted options under the plan is €0.12 per option. When exercisable, each option is convertible into one ordinary share of the Company.
Set out below are summaries of MIP Grant Options and MIP Performance Options granted under the plan:

	2024			2023
	Average exercise price per share option (in €)	Number of grant options	Number of performance options	Average exercise price per share option (in €)	Number of grant options	Number of performance options
As at January 1	0.12	1,329,213	1,329,213	0.12	1,329,213	1,329,213
Granted during the period	—	—	—	—	—	—
Exercised during the period	0.12	(1,329,213)	(1,329,213)	—	—	—
Forfeited during the period	—	—	—	—	—	—
As at December 31	—	—	—	0.12	1,329,213	1,329,213
Vested and exercisable at December 31	—	—	—	—	1,329,213	1,329,213
As of December 31, 2024, all MIP Grant Options and all MIP Performance Options vested on June 30, 2024 and they were exercised in July 2024, as part of Meridiam tender offer process. Therefore, as of December 31, 2024, there are no options outstanding as part of this plan.
For the year ended December 31, 2024 the total expenses arising from the MIP transactions recognized during the period as part of employee benefit expense was € nil (2023: €6,242 thousand, 2022: € €14,361 thousand).
11.4. Long-Term Incentive Plan
The Allego Board and the Compensation Committee approved the general framework for the Long-Term Incentive Plan ("LTIP") on the Closing Date. The purpose of the LTIP is to provide eligible directors and employees the opportunity to receive stock-based incentive awards for employee motivation and retention and to align the economic interests of such persons with those of Allego’s shareholders. The delivery of certain shares or other instruments under the LTIP to directors and key management are agreed and approved in certain Allego Board meetings. On December 20, 2022, the Allego Board approved a detailed plan for the LTIP for future years.
Performance Based Share Options
As it relates to the LTIP for Allego executive officers, performance-based share options may be granted annually and would be exercisable after a contractual vesting period of two to three years. The number of LTIP Performance Options issued under the LTIP is based on four equally-weighted performance criteria: revenue, operational EBITDA, renewable GWh delivered, and appreciation at the discretion of the board of directors. The targets for the performance criteria are set annually by the Compensation Committee.
The LTIP Performance Options based on company performance in financial year 2022 have a contractual vesting period of two years, and the target number of options awarded was determined and set at grant date in line with the known level of completion of the performance criteria for that financial year. In addition, Allego granted LTIP Performance Options based on company performance of financial years 2023 and 2024 with a contractual vesting period of three years, and the target number of options awarded was determined based on a target level of completion of 100% of the performance criteria for that financial year (to be adjusted according to actual level of completion of performance criteria).
On December 29, 2023, the LTIP Performance Options based on company performance in financial year 2022 regarding 2,02M shares were modified for one of the executive officers to vest immediately, with the expiry date being June 30, 2024. This modification did not result in a change in the number of awards expected to vest, but resulted in an earlier vesting date and an accelerated expense recognition. As a result, this modification did not have an impact on the fair value of the options.
On December 29, 2023, LTIP Performance Options based on company performance of financial year 2023 for one of the executive officers were cancelled as part of a package of an approach towards retention of employees.
On June 25, 2024, the Company settled one of the former executive officer's options upon meeting the good leaver criteria. The Company awarded 4,000,000 options as part of settlement on December 29, 2023 out of which 1,980,000 options were withheld for net settlement of wage taxes required under the Dutch tax law. These options relates to Performance options awards issued under the LTIP and MIP. The options were fully converted into ordinary shares on June 25, 2024. Upon settlement, the Company deducted wage taxes payable from equity amounting to EUR 2.603 million through accumulated deficit in equity
The exercise price of the LTIP Performance Options granted under the LTIP is €0.12 per option. When exercised, each LTIP Performance Option is convertible into one ordinary share of the Company.
Set out below is a summary of the target number of LTIP Performance Options granted under the plan:

	2024
	Average exercise price per LTIP Performance Option (in €)	Target number of LTIP Performance Options
As at January 1	—	2,220,341
Granted during the period	0.12	4,035,203
Exercised during the period	0.12	(341,377)
Forfeited during the period	—	(1,181,119)
Cancelled during the period	—	—
As at December 31	0.12	4,733,048
Vested and exercisable at December 31	—	—
During the year ended December 31, 2024, the Company granted to Allego executive officers 4,035,203 options based on financial year 2024 company performance. The target number of options granted is subject to meeting the service condition of three years, based on a target level of completion of 100% of the performance criteria for the 2024 financial year (actual level of completion was not known at the time of grant date). However, the actual number of LTIP Performance Options based on company performance of financial year 2024 expected to vest for all Allego executive officers is estimated to be nil in accordance with the expected level of completion of performance criteria as at December 31, 2024.
As of December 31, 2024, 341,377 LTIP Performance Options based on performance of financial year 2022 vested and became exercisable as a result of the modification for one of the former executive officers.
On June 18, 2024, 1,181,119 LTIP Performance Options based on company performance of financial year 2023 for two of the executive officers were forfeited due to failing to meet the performance criteria for that financial year.
LTIP Performance Options outstanding at the end of the reporting period have the following expiry dates and exercise prices:

Options	Grant date	Vesting date	Expiry date	Exercise price (in €)	Target number of options December 31, 2024
LTIP Performance Options (2022)	April 12, 2023	April 12, 2025	April 12, 2032	0.12	697,845
LTIP Performance Options (2024)*	June 11, 2024	June 11, 2027	June 11, 2034	0.12	4,035,203
*Service period for this award started on January 1, 2024 for two executives and on June 01, 2024 for one executive.
The weighted average remaining contractual life of LTIP Performance Options outstanding at the end of period is 9.13 years.
For the year ended December 31, 2024, the total expense arising from the LTIP Performance Options recognized as part of employee benefit expense was €(12) thousand (2023: € €2,070 thousand, 2022: € nil).
Fair value of LTIP Performance Options granted
The assessed fair value of LTIP Performance Options 2022 was €1.83 per option. This fair value was determined as the share price of the Company’s ordinary shares on grant date of $2.13 (€1.953), determined as the closing price on April 12, 2023 (the grant date), less the exercise price of €0.12.
The assessed fair value of LTIP Performance Options 2024 that were granted to two executive officers was €1.10 per option. This fair value was determined as the share price of the Company’s ordinary shares on grant date of $1.35 (€1.224), determined as the closing price on December 29, 2023 (the last working day preceding the grant date), less the exercise price of €0.12. The assessed fair value of LTIP Performance Options 2024 granted to one executive officer was €0.57 per option. This fair value was determined as the share price of the Company’s ordinary shares on grant date of $0.75 (€0.695), determined as the closing price on May 31, 2024 (the last working day preceding the grant date) less the exercise price of €0.12.
As the LTIP Performance Options do not include any market conditions or non-vesting conditions that have an impact on the fair value and there is no adjustment for dividends, the grant date fair value of LTIP Performance Options was determined using the same approach as used for the options granted under the MIP.
Restricted Stock Units
As it relates to the LTIP for other Allego employees, individuals may elect to receive up to 50% of their annual performance bonus to be paid in RSUs, which would vest on an annual basis. Additionally, certain Allego employees are eligible to receive additional RSUs based on the Company's existing internal performance evaluation framework. These RSUs would be granted annually and vest after three years. In May 2023 and June 2024, the Group awarded RSUs to eligible and selected employees based on the Company's internal performance evaluation framework. The RSUs have a vesting period of three years from the grant date and are subject to the participant's continued employment until the vesting date.
Under the terms of the same plan, 952,812 RSUs were awarded to eligible members of the board of directors in May 2023. 666,968 RSUs granted in May 2023 were not subject to any vesting conditions and vested fully on the grant date. The related Company's ordinary shares were issued to the eligible members of the board of directors on August 10, 2023. The remaining 285,844 RSUs had a vesting period of one year and they vested on May 24, 2024. The related Company's ordinary shares were issued to the eligible members of the board of directors on July 29, 2024.
Additionally, 632,412 RSUs were awarded to eligible members of the board of directors in June 2024 that have a vesting period of one year and they vest on June 11, 2025.
Set out below are summaries of the number of RSUs granted to eligible employees and members of the board of directors under the plan:

	2023
	Employees	Eligible directors
As at January 1	—	—
Granted during the period	176,952	952,812
Forfeited during the period	—	—
Vested and issued during the period	—	(666,968)
As at December 31	176,952	285,844
Vested and exercisable at December 31	—	—

	2024
	Employees	Eligible directors
As at January 1	176,952	285,844
Granted during the period	645,548	632,412
Forfeited during the period	(48,681)	—
Vested and issued during the period	(24,109)	(285,844)
As at December 31	749,710	632,412
Vested and exercisable at December 31	—	—
The grant date fair value of the RSUs granted to the employees is recognized as an expense on a straight-line basis over the three-year vesting period, with a corresponding entry in equity. Since the RSUs granted to certain members of the board of directors were not subject to any vesting conditions, the grant date fair value of these awards was recognized immediately, on the grant date, as an expense with a corresponding entry in equity. The grant fair value of RSUs granted to certain members of the board of directors is recognized as an expense on a straight-line basis over one-year vesting period, with a corresponding entry in equity.
The assessed fair value of RSUs granted during the period ended 2024, was €0.71 per RSU (December 31, 2023: €1.97 per RSUs). The fair value of the RSUs has been determined with reference to the share price of the Company’s ordinary shares at the grant date. Since the Company does not expect to pay dividends during the vesting period, the weighted average fair value of the RSUs granted in the year ended December 31, 2024 of $0.76 (€0.716) (December 31, 2023: $2.13 (€1.97 7)) is equal to share price at the grant date, June 11, 2024 (2023: May 24, 2023).
The share-based payment expense recognized for the year ended December 31, 2024 for the equity-settled RSUs amounted to €659 thousand (2023: €1,729 thousand, 2022: € nil), consisting of €223 thousand (2023: €1,316 thousand; 2022: € nil) related to the fully vested board of directors' RSUs recognized on grant date, €249 thousand (2023: €342 thousand; 2022: € nil) representing the expense for the period related to the board of directors' RSUs with a one year vesting period, and €187 thousand (2023: €70 thousand; 2022: € nil ) representing the expense for the period in relation to the RSUs issued to employees.
IPO Grant Shares
In May 2023, the Group awarded 100 ordinary shares per employee to a select group of individuals who were instrumental in the success of the IPO. No such shares were awarded in 2024. The Company granted this one-off share award as of the IPO date to employees of the Company, who were still employed by the Company a year later. This award granted in 2023 was not subject to any vesting conditions. The Company awarded a total number of 9,600 ordinary shares in May 2023. The ordinary shares were issued to the employees on June 9, 2023.
The fair value of the share awards of $2.13 (€1.978) is equal to the share price of the Company's ordinary shares at the date of grant. The share-based payment expenses for the year ended December 31, 2024 is € nil (2023: €19 thousand, 2022: € nil).
LTIP Special Options
On December 29, 2023, the Group awarded 1,000,197 LTIP Special Options to one of the executive officers as replacement for the cancelled Performance Based Share Options. The vesting date of the LTIP Special Options was December 29, 2023 and the expiry date was June 30, 2024. No performance or service conditions were attached to the vesting date, and the options were granted immediately.
The fair value of the LTIP Special Options was €1.10 per option (2022: no special options granted). This fair value was determined as the share price of the Company’s ordinary shares on grant date of $1.35 (€1.229), determined as the closing price on December 29, 2023, less the exercise price of €0.12.
As of December 31, 2024, all LTIP Special Options vested on June 30, 2024 and they were exercised in July 2024, as part of Meridiam tender offer process. Therefore, as of December 31, 2024, there are no LTIP Special Options outstanding.
LTIP Sign-on Options
On June 11, 2024, the Group awarded 176,807 LTIP Sign-on Options to one of the executive officers as incentive for joining the Company. No performance or service conditions were attached to the grant and the options have a vesting period of one year. The vesting date of the LTIP Sign-on Options is June 11, 2025 and the expiry date is June 11, 2034.
The fair value of the LTIP Sign-on Options was €0.57 per option (2023: no sign-on options granted). This fair value was determined as the share price of the Company’s ordinary shares on grant date of $0.75 (€0.6910), determined as the closing price on May 31, 2023, less the exercise price of €0.12. The share-based payment expenses related to these options for the year ended December 31, 2024 is €57 thousand (2023: € nil, 2022: € nil).